Note 42 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of euros)
	2017	2016	2015
Gains from sales of non-financial services	1,109	882	912
Of which: Real estate	884	588	668
Rest of other operating income	330	390	403
Of which: net profit from building leases	61	76	90
Total	1,439	1,272	1,315

Other Operating Expenses
Other operating expense (Millions of euros)
	2017	2016	2015
Change in inventories	886	617	678
Of Which: Real estate	816	511	594
Rest of other operating expenses	1,337	1,511	1,607
Total	2,223	2,128	2,285